Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail)	12 Months Ended
	Dec. 31, 2024 Years $ / shares	Dec. 31, 2023 Years $ / shares
USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		$ 15.16
Exercise price		14.54
Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date	$ 108
Exercise price	107
Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		14.19
Exercise price	14.35
Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		$ 15.02
Exercise price	$ 14.54
Bottom of range [member] | USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		38.51%
Expected lives | Years		2
Risk free interest rate		2.35%
Bottom of range [member] | Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	31.02%
Expected lives | Years	3.9
Risk free interest rate	1.06%
Bottom of range [member] | Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	35.02%
Lock-up periods | Years	1
Risk free interest rate	2.11%
Bottom of range [member] | Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		36.56%
Lock-up periods | Years		1
Risk free interest rate		2.33%
Top of range [member] | USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		39.09%
Expected lives		3
Risk free interest rate		2.45%
Top of range [member] | Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	33.03%
Expected lives | Years	6.1
Risk free interest rate	1.12%
Top of range [member] | Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	37.02%
Lock-up periods | Years	2
Risk free interest rate	2.27%
Top of range [member] | Binomial Method [Member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		38.77%
Lock-up periods | Years		2
Risk free interest rate		2.44%